17. RESTATEMENT OF PRIOR PERIOD FINANCIALS	7 Months Ended	9 Months Ended
	Dec. 31, 2013	Sep. 30, 2014
Restatement Of Prior Period Financials
Restatement of Prior Period Financials

Conventional Convertible Debt

In connection with the Company’s second quarter 2014 review procedures and internal control analysis, management conducted an analysis of the Company’s various financial instruments and agreements involving its convertible debt, and in particular, the $530,000 in unsecured convertible notes issued in December 2013 (the “12% December 2013 Notes”), and the $170,000 convertible debt mortgage relating to the Company’s property in Pueblo (the “Pueblo Mortgage”) (collectively, the “Convertible Debt”).  Management’s analysis was particularly focused on the accounting treatment of derivative financial instruments and debt under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 815, “Derivatives and Hedging” (“ASC 815”) and ASC Topic 470, “Debt” (“ASC 470”), respectively.

Management’s analyses included  reviewing its previous analysis and accounting of the convertible debt noted above to see if any events may have occurred subsequent to the original issuance which would cause the Company’s original accounting and classification to change. Through the Company’s reevaluation process which included the Company obtaining a thorough understanding of the transactions, including gaining a thorough understanding of the terms of each instrument issued, and any potential derivative features. The Company reevaluated the debt instruments pursuant to ASC 815, to identify whether any equity-linked features in the Convertible Debt are freestanding or embedded. The Convertible Debt was issued availing the option for note holders to convert debt to common stock at fixed conversion price of $5.00 per share.  The Company determined that conversion feature was embedded in the debt instrument and was therefore not a free standing features.  The Convertible Debt were then analyzed in accordance with ASC 815 to determine if the embedded conversion feature should be bifurcated and accounted for at fair value and remeasured at fair value in income. The Company determined that the embedded conversion feature did not meet the definition of a derivative pursuant to ASC Topic 815 and therefore should not be bifurcated pursuant to ASC 815 and therefore should be evaluated and accounted for as conventional convertible debt. The Company then reviewed ASC 470-20, and determined that the Convertible Debt met the criteria of conventional convertible notes and that none of the Convertible Debt instruments had a beneficial conversion feature as the conversion price was greater than the market price of the Company’s common stock on the date of issuance(s). As a result, pursuant to ASC 470-20, the Company concluded that the Convertible Debt should have been recorded as a conventional convertible debt instrument in its entirety.

The Company had originally accounted for embedded conversion feature associated with the Convertible Debt as beneficial conversion features in the previously issued consolidated financial statements.  In addition, the Company originally valued the conversion features using the Black-Scholes option pricing model as the Company originally identified that the Conversion price of the debt was greater than then value of the Company’s common stock on the date of issuance. Based on our reevaluation analyses performed during the second quarter 2014, we concluded that our original accounting for the embedded conversion feature as a debt discount on the Convertible Debt was incorrect, as the embedded conversion features did not meet the definition of a derivative and therefore should not have been bifurcated and the embedded conversion feature did not have a beneficial conversion, therefore the Company should not have accounted for the embedded conversion feature as a debt discount.

On August 15, 2014, as a result of this analysis, management, along with Company’s Board of Directors, concluded that it was necessary to restate its previously filed consolidated financial statements for the period from June 5, 2013 (Inception) to December 31, 2013 filed on Form 10-K.

As a result of the restatement, the table below sets forth the changes to be made in the consolidated financial statements included in the Reports noted above.  The effect on the consolidated balance sheets for the periods described in the Reports noted above is due to the reclassification of debt discount from Common stock to Convertible notes payable. Accordingly, the consolidated balance sheet and statement of shareholders’ equity for the period from June 5, 2013 (Inception) to December 31, 2013 have been retroactively adjusted as summarized below:

Effect of Correction	As Previously		As
	Reported	Adjustments	Restated
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) – current portion	$2,930	$2,426	$5,356
Total current liabilities	46,142	2,426	48,568
Convertible notes payable (net of debt discount), less current portion	341,907	268,043	609,950
Total long term liabilities	343,157	268,043	611,200
Common stock	1,204,096	(270,469)	933,627
Total stockholders’ equity	493,134	(270,469)	222,665
Statement of Changes in Shareholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	289,811	(270,469)	19,342
Common stock	1,204,096	(270,469)	933,627
Total stockholders’ equity	493,134	(270,469)	222,665

(1)

To reclassify debt discount previously recognized as a beneficial conversion feature to current and noncurrent convertible notes payable from discount on convertible notes and common stock.

(2)

To reclassify debt discount previously recognized as a beneficial conversion feature from discount on convertible notes and common stock to current and noncurrent convertible notes payable.

17.   RESTATEMENT OF PRIOR PERIOD FINANCIALS

Conventional Convertible Debt

In connection with the Company’s second quarter 2014 review procedures and internal control analysis, management conducted an analysis of the Company’s various financial instruments and agreements involving its convertible debt and related warrants, and in particular, the December 2013 Issuance of $530,000 unsecured convertible notes, and the $170,000 convertible Pueblo Mortgage (collectively, the “Convertible Debt”). See Note 10. Management’s analysis was particularly focused on the accounting treatment of derivative financial instruments and debt under ASC Topic 815, Derivatives and Hedging and ASC Topic 470, Debt, respectively.

Management’s analyses included reviewing its previous analysis and accounting of the Convertible Debt noted above to see if any events may have occurred subsequent to the original issuance which would cause the Company’s original accounting and classification to change. Through the Company’s reevaluation process, which included the Company obtaining a thorough understanding of the transactions, including gaining a thorough understanding of the terms of each instrument issued, and any potential derivative features. The Company reevaluated the debt instruments pursuant to ASC Topic 815, to identify whether any equity-linked features in the Convertible Debt are freestanding or embedded. The Convertible Debt was issued availing the option for note holders to convert debt to common stock at fixed conversion price of $5.00 per share. The Company determined that conversion feature was embedded in the debt instrument and was therefore not a free standing features. The Convertible Debt were then analyzed in accordance with ASC Topic 815 to determine if the embedded conversion feature should be bifurcated and accounted for at fair value and remeasured at fair value in income. The Company determined that the embedded conversion feature did not meet the definition of a derivative pursuant to ASC Topic 815 and therefore should not be bifurcated pursuant to ASC Topic 815 and therefore should be evaluated and accounted for as conventional convertible debt. The Company then reviewed ASC Topic 470-20, and determined that the Convertible Debt met the criteria of conventional convertible notes and that none of the Convertible Debt instruments had a beneficial conversion feature as the conversion price was greater than the market price of the Company’s common stock on the date of issuance(s). As a result, pursuant to ASC Topic 470-20, the Company concluded that the Convertible Debt should have been recorded as a conventional convertible debt instrument in its entirety.

The Company had originally accounted for embedded conversion feature associated with the Convertible Debt as beneficial conversion features in the previously issued consolidated financial statements. In addition, the Company originally valued the conversion features using the Black-Scholes pricing model as the Company originally identified that the conversion price of the debt was greater than the value of the Company’s common stock on the date of issuance. Based on the Company’s reevaluation analyses performed during the second quarter 2014, the Company concluded that its original accounting for the embedded conversion feature as a debt discount on the Convertible Debt was incorrect, as the embedded conversion features did not meet the definition of a derivative and therefore should not have been bifurcated and the embedded conversion feature did not have a beneficial conversion, and, therefore the Company should not have accounted for the embedded conversion feature as a debt discount.

On August 15, 2014, as a result of this analysis, management, along with Company’s Board, concluded that it was necessary to restate the Company’s previously filed consolidated financial statements for the period from June 5, 2013 (Inception) to December 31, 2013 as filed on Form 10-K.

Restatement Impact

As a result of the restatement, the table below sets forth the changes made in the consolidated financial statements for the restated period:

Effect of Corrections	As Previously Reported	Adjustments		As Restated (audited)
Balance Sheet as of December 31, 2013
Convertible notes payable (net of debt discount) – current portion	$2,930	$2,426	(1)	$5,356
Total current liabilities	46,142	2,426	(1)	48,568
Convertible notes payable (net of debt discount), less current portion	341,907	268,043	(1)	609,950
Total long-term liabilities	343,157	268,043	(1)	611,200
Common stock	1,204,096	(270,469)	(2)	933,627
Total stockholders’ equity (deficiency)	493,134	(270,469)	(2)	222,665
Statement of Changes in Stockholders’ Equity for the Period from June 5, 2013 (Inception) to December 31, 2013
Discount on convertible notes December 27, 2013	289,811	(270,469)	(2)	19,342
Common stock	1,204,096	(270,469)	(2)	933,627
Total stockholders’ equity (deficiency)	493,134	(270,469)	(2)	222,665

(1)	To reclassify debt discount, net of amortization, previously recognized as a beneficial conversion feature to current and noncurrent convertible notes payable from discount on convertible notes and common stock.
(2)	To reclassify debt discount, net of amortization, previously recognized as a beneficial conversion feature from discount on convertible notes and common stock to current and noncurrent convertible notes payable.